Financing Receivables (Tables)	12 Months Ended
Mar. 31, 2011
Allowance For Credit Losses And Financing Receivables

	Installment sales receivable	Lease receivable	Loans receivable	Credit receivable	Others	Total
	Millions of yen
Allowance for credit losses:
Balance at March 31, 2011	¥7,593	¥26,391	¥12,091	¥4,877	¥73	¥51,025
collectively evaluated for impairment	5,204	14,916	5,684	4,877	3	30,684
individually evaluated for impairment	2,389	11,475	6,407	—	70	20,341
Financing receivable:
Balance at March 31, 2011	¥330,331	¥439,326	¥68,085	¥191,919	¥1,319	¥1,030,980
collectively evaluated for impairment	327,444	424,480	57,613	191,919	883	1,002,339
individually evaluated for impairment	2,887	14,846	10,472	—	436	28,641

Schedule of Financing Receivables, Non-accrual Status

March 31, 2011
Millions of yen
Installment sales receivable	¥738
Lease receivable	8,876
Loans receivable	11,758
Credit receivable	1,712
Others	—

Total	¥23,084

Age of the Recorded Investment in Financing Receivables

	March 31, 2011
	Performing		Nonperforming	Total	Greater than 90 days and accruing
	Current	1-89 days past due	Greater than 90 days
	Millions of yen
Installment sales receivable	¥323,790	¥1,854	¥4,687	¥330,331	¥640
Lease receivable	455,201	942	12,898	469,041	4,022
Credit receivable	187,746	2,653	1,712	192,111	—
Others	1,384	10	242	1,636	—
Total	¥968,121	¥5,459	¥19,539	¥993,119	¥4,662

Impaired Financing Receivables

	March 31, 2011
	Recorded Investment	Related Allowance	Unpaid Principal Balance
	Millions of yen
With an allowance recorded	¥11,733	¥7,578	¥11,733
With no related allowance recorded	19	—	52

Loans Receivable [Member]
Age of the Recorded Investment in Financing Receivables

	March 31, 2011
	Performing	Nonperforming	Total	Past due and accruing
	Current	Past due
	Millions of yen
Loans receivable	¥189,118	¥11,920	¥201,038	¥—